U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202



May 7, 2002

Via Edgar Transmission


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
                           Re:Builders Fixed Income Fund, Inc.
                           File Nos. 333-30221 and 811-08273

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Builder's Fixed Income Fund, Inc. (the "Fund") hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2002 and filed electronically as Post-Effective Amendment No. 8 to the Fund's Registration Statement on Form N-1A.

     If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5026.


Sincerely yours,

/s/ Michael W. Zielinski
--------------------------
Michael W. Zielinski, Esq.



cc:      John Stewart
         DeeAnne Sjogren
         Keith Shintani